UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, Chief Executive Officer

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2018

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year	Total net assets		Ordinary income*	Long-term capital gains*
1992	$165,599,864	$14.33						$70,586,429
1993	218,868,360	17.90	$.18	$1.42		$1.60		111,304,454
1994	226,639,144	17.60	.22	1.39		1.61		109,278,788
1995	292,547,559	21.74	.33	1.60		1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
2015	582,870,527	23.53	.12	1.86		1.98		229,473,007
2016	674,683,352	27.12	.30	.68		.98		318,524,775
2017	826,331,789	32.86	.28	.72		1.00		460,088,116
Six mos. to
June 30, 2018***	845,131,777	33.61	.05	.20		.25		458,358,301
Total dividends and distributions for the period***:			$7.30	$38.80		$46.10

*	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.
**	Includes non-taxable return of capital of $.55.
***	Unaudited.

The Common Stock is listed on the NYSE American under the symbol CET. On June 29, 2018 (the last trading day of the six-month period), the closing market price was $27.86 per share.

[ 2 ]

To the Stockholders of

Central Securities Corporation:

Financial statements for the six months ended June 30, 2018 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

Comparative net assets are as follows:

	June 30, 2018 (Unaudited)	December 31, 2017
Net assets	$845,131,777	$826,331,789
Net assets per share of Common Stock	$33.61	$32.86
Shares of Common Stock outstanding	25,146,616	25,143,616

Comparative operating results are as follows:

	Six months ended June 30,
	2018 (Unaudited)		2017 (Unaudited)
Net investment income	$7,274,776		$3,696,314
Per share of Common Stock	.29	*	.15	*
Net realized gain from investment transactions	19,459,211		11,964,994
Increase (decrease) in net unrealized appreciation of investments	(1,729,815)		57,818,328
Increase in net assets resulting from operations	25,004,172		73,479,636

*	Based on the average number of shares of Common Stock outstanding during the period.

A distribution of $.25 per share of Common Stock was paid on June 26, 2018 to stockholders of record as of June 11, 2018. Stockholders will be sent a notice concerning the taxability of all 2018 distributions in early 2019.

During the first six months of 2018, the Corporation did not purchase any shares of its Common Stock. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made in the open market or in private transactions directly with stockholders.

Stockholders’ inquiries are welcome.

Central Securities Corporation

Wilmot H. Kidd, Chief Executive Officer

630 Fifth Avenue
New York, NY 10111
July 25, 2018

[ 3 ]

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2018
(Unaudited)

	Number of Shares
	Purchased	Sold	Held June 30, 2018
Alphabet Inc. Class A	3,000		15,000
Capital One Financial Corporation	10,000		300,000
Cogent Communications Holdings, Inc.	200,000		200,000
Kemper Corporation	200,000		200,000
Medtronic plc		50,000	200,000
Murphy Oil Corporation		61,000	—
Star Group, L.P.	454,108		454,108
Tiffany & Co.		80,000	—

TEN LARGEST INVESTMENTS
(excluding short-term investments)
June 30, 2018
(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc. Class A	$0.7	$159.2	18.8%	1982
Coherent, Inc.	7.7	49.3	5.8	2007
Hess Corporation	31.2	46.8	5.5	2017
Analog Devices, Inc.	6.2	43.2	5.1	1987
Intel Corporation	7.6	41.8	4.9	1986
Motorola Solutions, Inc.	14.1	34.9	4.1	2000
Capital One Financial Corporation	17.8	27.6	3.3	2013
Rayonier Inc.	21.1	27.1	3.2	2014
Amazon.com, Inc.	3.8	22.1	2.6	2014
The Bank of New York Mellon Corporation	8.4	21.6	2.6	1993

[ 4 ]

DIVERSIFICATION OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2018	December 31, 2017 (a)
Common Stocks:
Insurance	6	$37,567,853	$209,468,770	24.8%	20.7%
Technology Hardware
and Equipment	4	40,013,216	111,473,302	13.2	17.5
Semiconductor	2	13,769,771	84,920,400	10.0	9.5
Diversified Financial	5	45,773,581	77,393,400	9.2	10.1
Diversified Industrial	4	19,857,321	54,229,150	6.4	6.5
Banks	3	35,133,800	52,462,400	6.2	6.5
Energy	1	31,227,477	46,823,000	5.5	3.5
Real Estate and Homebuilding	3	36,923,617	43,822,500	5.2	4.4
Health Care	3	30,744,887	39,575,900	4.7	5.2
Software and Services	2	15,740,802	26,798,850	3.2	2.3
Retailing	1	3,814,861	22,097,400	2.6	3.1
Other	6	32,343,143	32,203,558	3.8	3.8
Short-Term Investments	3	43,800,889	43,800,889	5.2	6.7

(a)	Certain amounts from December 2017 have been adjusted to conform to June 2018 presentation.
[ 5 ]

STATEMENT OF INVESTMENTS

June 30, 2018
(Unaudited)

COMMON STOCKS 94.8%

Shares		Value
	Banks 6.2%
280,000	Citigroup Inc.	$18,737,600
180,000	JPMorgan Chase & Co.	18,756,000
270,000	Wells Fargo & Company	14,968,800
		52,462,400
	Communications Services 2.4%
200,000	Cogent Communications Holdings, Inc.	10,680,000
210,000	Liberty Global plc Class C (a)	5,588,100
200,000	Liberty Latin America Ltd. Class C (a)	3,876,000
		20,144,100
	Consumer Services 0.6%
30,000	Wynn Resorts Ltd.	5,020,200
	Diversified Financial 9.2%
150,000	American Express Company	14,700,000
400,000	The Bank of New York Mellon Corporation	21,572,000
10	Berkshire Hathaway Inc. Class A (a)	2,820,400
300,000	Capital One Financial Corporation	27,570,000
210,000	The Charles Schwab Corporation	10,731,000
		77,393,400
	Diversified Industrial 6.4%
400,000	Brady Corporation Class A	15,420,000
500,000	General Electric Company	6,805,000
700,000	Heritage-Crystal Clean, Inc. (a)	14,070,000
65,000	Roper Technologies, Inc.	17,934,150
		54,229,150
	Energy 5.5%
700,000	Hess Corporation	46,823,000
	Health Care 4.7%
85,000	Johnson & Johnson	10,313,900
200,000	Medtronic plc	17,122,000
200,000	Merck & Co., Inc.	12,140,000
		39,575,900

[ 6 ]

Shares		Value
	Insurance 24.8%
21,000	Alleghany Corporation (a)	$12,074,370
200,000	Aspen Insurance Holdings Ltd	8,140,000
200,000	Kemper Corporation	15,130,000
100,000	Kinsale Capital Group, Inc.	5,486,000
28,424	The Plymouth Rock Company, Inc. Class A (b)(c)	159,174,400
160,000	Progressive Corporation	9,464,000
		209,468,770
	Metals and Mining 0.3%
150,000	Freeport-McMoRan Inc.	2,589,000
	Real Estate and Homebuilding 5.2%
250,000	Kennedy-Wilson Holdings, Inc.	5,287,500
700,000	Rayonier Inc.	27,083,000
700,000	TRI Pointe Group, Inc. (a)	11,452,000
		43,822,500
	Retailing 2.6%
13,000	Amazon.com, Inc. (a)	22,097,400
	Semiconductor 10.0%
450,000	Analog Devices, Inc.	43,164,000
840,000	Intel Corporation	41,756,400
		84,920,400
	Software and Services 3.2%
15,000	Alphabet Inc. Class A (a)	16,937,850
100,000	Microsoft Corporation	9,861,000
		26,798,850
	Technology Hardware and Equipment 13.2%
315,000	Coherent, Inc. (a)	49,272,300
295,000	Keysight Technologies, Inc. (a)	17,413,850
300,000	Motorola Solutions, Inc.	34,911,000
1,387,100	Ribbon Communications Inc. (a)	9,876,152
		111,473,302
	Utilities 0.5%
454,108	Star Group, L.P.	4,450,258
	Total Common Stocks (cost $342,910,329)	801,268,630

[ 7 ]

SHORT-TERM INVESTMENTS 5.2%

Shares		Value
	Money Market Fund 0.5%
3,833,247	Fidelity Institutional Money Market Fund Treasury
	Only Portfolio – Class I	$3,833,247
Principal
	U.S. Treasury Bills 4.7%
$40,000,000	U.S. Treasury Bills 1.82%, due 7/12/18 – 7/26/18 (d)	39,967,642
	Total Short-Term Investments (cost $43,800,889)	43,800,889
	Total Investments (cost $386,711,218)(100.0%)	845,069,519
	Cash, receivables and other assets less liabilities (0.0%)	62,258
	Net Assets (100%)	$845,131,777

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940 and restricted. See Note 5 and Note 6..
(c)	Valued based on Level 3 inputs. See Note 2.
(d)	Valued based on Level 2 inputs. See Note 2.

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018
(Unaudited)

ASSETS:
Investments:
Securities of unaffiliated companies
(cost $342,199,729)	$642,094,230
Securities of affiliated companies (cost $710,600)
(Notes 5 and 6)	159,174,400
Short-term investments (cost $43,800,889)	43,800,889	$845,069,519
Cash, receivables and other assets:
Cash	242,060
Dividends receivable	369,917
Other assets	77,686	689,663
Total Assets		845,759,182
LIABILITIES:
Accrued expenses and other liabilities	627,405
Total Liabilities		627,405
NET ASSETS		$845,131,777
NET ASSETS are represented by:
Common Stock $1 par value: authorized 40,000,000 shares;
issued 25,146,616 (Notes 3 and 8)		$25,146,616
Surplus:
Paid-in	$335,330,348
Undistributed net realized gain from
investment transactions	19,678,886
Undistributed net investment income	6,617,626	361,626,860
Net unrealized appreciation of investments		458,358,301
NET ASSETS		$845,131,777
NET ASSET VALUE PER COMMON SHARE
(25,146,616 shares outstanding)		$33.61

See accompanying notes to financial statements.

[ 9 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2018
(Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated companies	$4,951,752
Dividends from affiliated companies (Note 5)	4,857,377
Interest	312,060	$10,121,189
Expenses:
Investment research	1,261,453
Administration and operations	841,007
Occupancy and office operating expenses	237,098
Directors’ fees	169,970
Software and information services	84,830
Transfer agent, registrar and custodian fees and expenses	46,438
Franchise and miscellaneous taxes	45,867
Stockholder communications and meetings	45,598
Legal, auditing and tax preparation fees	39,128
Travel and related expenses	28,460
Miscellaneous	46,564	2,846,413
Net investment income		7,274,776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated companies	19,459,211
Decrease in net unrealized appreciation of investments in
unaffiliated companies	(15,941,815)
Increase in net unrealized appreciation of investments in
affiliated companies	14,212,000
Net gain on investments		17,729,396
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$25,004,172

See accompanying notes to financial statements.

[ 10 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2018
and the year ended December 31, 2017

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
FROM OPERATIONS:
Net investment income	$7,274,776	$6,911,428
Net realized gain from investment transactions	19,459,211	20,731,782
Increase (decrease) in net unrealized appreciation of investments	(1,729,815)	141,563,341
Increase in net assets resulting
from operations	25,004,172	169,206,551
DISTRIBUTIONS TO STOCKHOLDERS FROM:
Net investment income	(1,257,331)	(6,698,990)
Net realized gain from investment transactions	(5,029,323)	(18,112,041)
Decrease in net assets from distributions	(6,286,654)	(24,811,031)
FROM CAPITAL SHARE TRANSACTIONS: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	8,708,796
Issuance of shares of Common Stock to directors and employees	82,470	260,399
Cost of treasury stock purchased	—	(1,716,278)
Increase in net assets from capital
share transactions	82,470	7,252,917
Total increase in net assets	18,799,988	151,648,437
NET ASSETS:
Beginning of period	826,331,789	674,683,352
End of period (including undistributed net investment income
of $6,617,626 and $600,181, respectively)	$845,131,777	$826,331,789

See accompanying notes to financial statements.

[ 11 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2018
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in net assets from operations		$25,004,172
Adjustments to increase in net assets
from operations:
Purchases of securities	$(55,957,872)
Proceeds from securities sold	41,699,091
Net decrease in short-term investments	11,180,794
Net realized gain from investment transactions	(19,459,211)
Decrease in net unrealized appreciation of investments	1,729,815
Depreciation and amortization	2,666
Non-cash stock compensation	82,470
Changes in operating assets and liabilities:
Decrease in dividends receivable	97,983
Decrease in other assets	1,619
Decrease in payable for securities purchased	(990,062)
Increase in accrued expenses and other liabilities	475,003
Total adjustments		(21,137,704)
Cash provided by operating activities		3,866,468

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends and distributions paid	(6,286,654)
Cash used in financing activities		(6,286,654)
Net decrease in cash		(2,420,186)
Cash at beginning of period		2,662,246
Cash at end of period		$242,060

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herein consist of:
Issuance of shares of Common Stock to directors		$82,470

See accompanying notes to financial statements.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation — Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

Recently Issued Accounting Pronouncement — In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2016-02, “Leases.” The new standard generally requires a lessee for an operating lease to recognize on its statement of assets and liabilities (1) an asset for its right to use the underlying asset over the lease term and (2) an offsetting liability representing its obligation to make lease payments over the lease term. The new standard is effective for years beginning after December 15, 2018, including interim periods within those years. The new standard is expected to result in an increase in the Corporation’s total assets and total liabilities, but is not expected to have a material impact on its financial statements.

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 — Quoted prices in active markets for identical investments;
•	Level 2 — Other significant observable inputs obtained from independent sources, for example, quoted prices in active markets for similar investments;
•	Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company, Inc. Class A Common Stock (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of June 30, 2018 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$642,094,230	—	$159,174,400	$801,268,630
Short-term investments	—	$43,800,889	—	43,800,889
Total	$642,094,230	$43,800,889	$159,174,400	$845,069,519

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2017	$144,962,400
Change in net unrealized appreciation of
investments included in increase in
net assets resulting from operations	14,212,000
Balance as of June 30, 2018	$159,174,400

Unrealized appreciation of Level 3 investments held at June 30, 2018 increased by $14,212,000 during the six months ended June 30, 2018, which is included in the above table.

In valuing the Plymouth Rock Level 3 investment as of June 30, 2018, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.6–3.6); price-to-earnings (range: 7.0–115.7); and price-to-revenue (range: 0.5–1.5). Management also used a discounted cash flow model based on a forecasted return on equity ranging from 8%–9% and a weighted average cost of capital of 11%. An independent valuation of Plymouth Rock’s shares was also considered. The value obtained from weighting the three approaches described above (with greater weight given to the comparable company approach) was then discounted for lack of marketability by 20% and 40%, a range management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, its corporate governance, the insurance industry outlook, and transacted values in Plymouth Rock’s shares were

[ 14 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

considered. These values as multiples of Plymouth Rock’s book value were also considered. Based upon all of the above information, the Corporation’s directors selected the value for the investment, which implied a discount for lack of marketability in the higher end of the above range.

Significant increases (decreases) in the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and return on equity rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

3. Common Stock — During the six months ended June 30, 2018, the Corporation did not purchase any shares of its Common Stock. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2018, excluding short-term investments, were $55,957,872 and $41,699,091, respectively.

As of June 30, 2018, the tax cost of investments was $386,711,218. Net unrealized appreciation was $458,358,301 consisting of gross unrealized appreciation and gross unrealized depreciation of $470,662,114 and $12,303,813, respectively.

5. Affiliated Companies — Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of more than 5% of the company’s outstanding voting securities. During the six months ended June 30, 2018, unrealized appreciation from the Corporation’s investment in Plymouth Rock increased by $14,212,000 and the Corporation received dividends of $4,857,377 from Plymouth Rock. The Chief Executive Officer of the Corporation is a director of Plymouth Rock.

6. Restricted Securities — The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2018, the Corporation’s restricted securities consisted of 28,424 shares of Plymouth Rock that were acquired on December 15, 1982 at a cost of $710,600. These securities had a value of $159,174,400 at June 30, 2018, which was equal to 18.8% of the Corporation’s net assets. The Corporation does not have the right to demand registration of this security.

7. Bank Line of Credit — The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. No borrowings were made during the six months ended June 30, 2018.

[ 15 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

8. Compensation and Benefit Plans — The aggregate compensation expense for all officers during the six months ended June 30, 2018 was $1,676,918, of which $1,290,000 was paid during the period.

Officers and other employees participate in a 401(k) and profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2018, the Corporation accrued $120,499 related to the plan.

The Corporation maintains an incentive compensation plan (the “2012 Plan”) which permits the grant of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 941,156 remain available for future grants at June 30, 2018. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions. The 2012 Plan is administered by the Corporation’s Compensation and Nominating Committee.

Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at his initial election to the Board of Directors or at his continuation of service as a director after the Corporation’s annual meeting. During the six months ended June 30, 2018, non-employee directors were granted a total of 3,000 shares of Common Stock valued at $27.49 per share, which was the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $82,470 plus cash payments of $87,500 made to all non-employee directors are included in Directors’ Fees expense in the accompanying Statement of Operations.

During the six months ended June 30, 2018, no other awards were granted under the 2012 Plan.

9. Operating Lease Commitment — The Corporation has an operating lease for office space that expires at June 30, 2019. Future minimum rental commitments under the lease at June 30, 2018 aggregate $374,884 as follows: $187,442 in 2018 and $187,442 in 2019. The lease agreement contains escalation clauses relating to operating costs and real property taxes.

[ 16 ]

FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2018 and each year in the five-year period ended December 31, 2017. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2018 (Unaudited)		2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$32.86		27.12	$23.53	$26.18	$26.78	$24.53
Net investment income*	.29		.28	.19	.14	.13	.10
Net realized and unrealized gain (loss)
on investments*	.71		6.52	4.41	(.83)	1.12	6.13
Total from investment
operations	1.00		6.80	4.60	(.69)	1.25	6.23
Less:
Dividends from net investment
income	.05		.27	.20	.12	.14	.12
Distributions from capital gains	.20		.73	.78	1.86	1.61	3.58
Total distributions	.25		1.00	.98	1.98	1.75	3.70
Net change from capital share
transactions	—		(.06)	(.03)	.02	(.10)	(.28)
Net asset value, end of period	$33.61		$32.86	$27.12	$23.53	$26.18	$26.78
Per share market value,
end of period	$27.86		$27.40	$21.79	$19.02	$21.97	$21.72
Total investment return,
market (%)	2.59		30.55	19.97	(4.71)	9.52	28.40
Total investment return, NAV (%)	3.04		25.63	20.44	(1.23)	5.35	28.36
Ratios/Supplemental Data:
Net assets, end of period (000)	$845,132		$826,332	$674,683	$582,871	$649,761	$648,262
Ratio of expenses to average net
assets (%)	.68	†	.75	.88	.72	.67	.77
Ratio of net investment income to
average net assets (%)	1.16	†	.92	.75	.56	.47	.38
Portfolio turnover rate (%)	5.35		6.03	9.48	25.48	13.07	16.72

*	Based on the average number of shares outstanding during the period.
†	Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 17 ]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Stockholders and Board of Directors
Central Securities Corporation

Results of Review of Interim Financial Information

We have reviewed the statement of assets and liabilities of Central Securities Corporation (the Corporation), including the statement of investments, as of June 30, 2018, and the related statements of operations, changes in net assets, and cash flows for the six-month period ended June 30, 2018, and the related notes (collectively, the interim financial information), and the financial highlights for the six-month period ended June 30, 2018. Based on our review, we are not aware of any material modifications that should be made to the interim financial information and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities of the Corporation, including the statement of investments, as of December 31, 2017, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the financial statements), and the financial highlights for the each of the years in the five-year period then ended (not presented herein); and in our report dated February 2, 2018, we expressed an unqualified opinion on those financial statements and financial highlights. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 2017 and the financial highlights for each of the years in the five-year period ended December 31, 2017, is fairly stated, in all material respects, in relation to the statement of changes in net assets and financial highlights from which it has been derived.

Basis for Review Results

The interim financial information and financial highlights are the responsibility of the Corporation’s management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information and financial highlights consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

KPMG LLP

New York, NY
July 27, 2018

[ 18 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2018 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

The Corporation files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

The annual meeting of stockholders of the Corporation was held on March 21, 2018. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:

	In Favor	Withheld
L. Price Blackford	22,404,634	402,031
Simms C. Browning	22,265,477	541,188
Donald G. Calder	22,172,389	634,276
David C. Colander	22,394,770	411,895
Jay R. Inglis	22,080,105	726,560
Wilmot H. Kidd	22,366,214	440,451
Wilmot H. Kidd IV	22,046,065	760,600

A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2018 was approved with 22,547,634 votes for, 226,024 votes against and 33,007 shares abstaining.

[ 19 ]

BOARD OF DIRECTORS
Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
Wilmot H. Kidd IV
C. Carter Walker, Jr., Director Emeritus

OFFICERS

Wilmot H. Kidd, Chief Executive Officer
John C. Hill, President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 505000, Louisville, KY 40233
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 20 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	-0-	NA	NA	NA
Month #2 (February 1 through February 28)	-0-	NA	NA	NA
Month #3 (March 1 through March 31)	-0-	NA	NA	NA
Month #4 (April 1 through April 30)	-0-	NA	NA	NA
Month #5 (May 1 through May 31)	-0-	NA	NA	NA
Month #6 (June 1 through June 30)	-0-	NA	NA	NA
Total	-0-	NA	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 7, 2018.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The information required by this Item is only required in an annual report on this Form N-CSR.

(b) The information required by this Item is only required in an annual report on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

Chief Executive Officer

August 9, 2018

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

Chief Executive Officer

August 9, 2018

Date

By: /s/ Lawrence P. Vogel

Lawrence P. Vogel

Vice President and Treasurer

August 9, 2018

Date